Property and Equipment and Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 93,288	$ 85,873